PREFERRED SHARES AND WARRANTS TO PREFERED SHARES (Narrative) (Details) $ / shares in Units, $ in Thousands				1 Months Ended	3 Months Ended	12 Months Ended
		Jun. 13, 2020 shares	Jul. 02, 2018 USD ($) shares	Jul. 31, 2020 shares	Dec. 31, 2017 USD ($) $ / shares shares	Dec. 31, 2020 shares	Dec. 31, 2019 shares	Dec. 31, 2018 shares	Dec. 31, 2016 $ / shares
Disclosure of classes of share capital [line items]
Options granted to purchase ordinary shares						570,362	1,177,131	143,000
Options exercised	[1]					31,954	662,251	31,460
2016 Convertible Loan [Member]
Disclosure of classes of share capital [line items]
Exercise price of warrants | $ / shares									$ 6.99
Series A preferred shares [Member]
Disclosure of classes of share capital [line items]
Proceeds from issue of preferred shares | $			$ 5,000
Warrants issued to purchase preferred shares			332,020
Number of warrants converted into additional warrants to purchase ordinary shares			2,554
Number of preferred shares converted to ordinary shares following closing of IPO			10,222
Options granted to purchase ordinary shares				340,210
Conversion into ordinary shares			1,328,860					1,328,860
Series A preferred shares [Member] | Investors [Member]
Disclosure of classes of share capital [line items]
Conversion into ordinary shares			387,530					387,530
Warrants to series A preferred shares [Member]
Disclosure of classes of share capital [line items]
Conversion into ordinary shares								332,020
Warrants to series A preferred shares [Member] | Investors [Member]
Disclosure of classes of share capital [line items]
Conversion into ordinary shares			85,931					96,980
Series B preferred shares [Member]
Disclosure of classes of share capital [line items]
Exercise price of warrants | $ / shares					$ 908.78
Options granted to purchase ordinary shares		687,960
Conversion into ordinary shares			1,856,790					1,856,790
Series B preferred shares [Member] | Investors [Member]
Disclosure of classes of share capital [line items]
Warrants issued to purchase preferred shares					14,283
Total consideration net of issuance costs | $					$ 12,100
Series B preferred shares [Member] | Broker dealer [Member]
Disclosure of classes of share capital [line items]
Preferred shares, price per share | $ / shares					$ 908.78
Warrants issued to purchase preferred shares					526
Additional issuance costs | $					$ 198
Preferred Shares Series B- 1 [Member] | 2016 Convertible Loan [Member]
Disclosure of classes of share capital [line items]
Shares issued in conversion of debt					13,229
Shares issued in conversion of debt, value | $					$ 9,000
Shares issued in conversion of debt, price per share | $ / shares					$ 681.585
Series B-1 preferred shares [Member]
Disclosure of classes of share capital [line items]
Conversion into ordinary shares			1,719,770					1,719,770
Warrants to series B preferred shares [Member]
Disclosure of classes of share capital [line items]
Conversion into ordinary shares			756,340					756,340
Warrants to series B-1 preferred shares [Member]
Disclosure of classes of share capital [line items]
Conversion into ordinary shares			467,220					467,220

[1]	The total intrinsic value of options exercised during the year ended December 31, 2020 was approximately $22,048.